Loan and Lease Receivables - Summary of Minimum Annual Lease Payments for Lease Financing Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
2017		$ 58,780
2018	$ 62,718	46,929
2019	48,463	33,109
2020	32,863	20,583
2021	17,699	8,031
Thereafter	5,947	913
Total	$ 183,035	$ 168,345